Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 130,440	$ 166,140	$ 594,547	$ 582,843	$ 948,911	$ 824,268
Cost of revenues	(110,441)	(129,440)	(520,502)	(414,957)	(550,822)	(728,640)
Gross profit	19,999	36,700	74,045	167,886	398,089	95,628
Operating expenses:
Research and development	826,015	1,791,695	2,535,165	5,586,302	7,944,089	8,185,850
General and administrative	973,040	1,326,249	3,098,949	5,250,510	6,692,904	5,008,738
Total operating expenses	1,799,055	3,117,944	5,634,114	10,836,812	14,636,993	13,194,588
Loss from operations	(1,779,056)	(3,081,244)	(5,560,069)	(10,668,926)	(14,238,904)	(13,098,960)
Other income (expense):
Foreign currency transaction gain (loss)	(3,046)	(12,613)	310	(26,006)	(30,549)	(39,361)
Interest income (expense), net	66,363	(215,146)	(97,399)	(641,768)	(822,611)	(904,502)
Research and development incentives	4,729		17,386	136,981	132,869	174,770
CARES Act Employee Retention Credit	120,771		120,771
Other income			43,223		5,921	30,754
Loss on extinguishment of debt			(393,791)			421,584
Change in fair value of convertible debt	(72,463)		387,537
Total other income (expense)	116,354	(227,759)	78,037	(530,793)	(714,370)	(316,755)
Net loss before income taxes	(1,662,702)	(3,309,003)	(5,482,032)	(11,199,719)	(14,953,274)	(13,415,715)
Income tax benefit			1,161,197	1,154,935	1,154,935	864,742
Net loss applicable to common stockholders	$ (1,662,702)	$ (3,309,003)	$ (4,320,835)	$ (10,044,784)	$ (13,798,339)	$ (12,550,973)
Basic net loss per share (in Dollars per share)	$ (0.16)	$ (1.15)	$ (0.63)	$ (3.50)	$ (4.81)	$ (4.69)
Diluted net loss per share (in Dollars per share)	$ (0.16)	$ (1.15)	$ (0.63)	$ (3.50)	$ (4.81)	$ (4.69)
Basic weighted average common shares outstanding (in Shares)	10,379,854	2,872,262	6,874,493	2,867,076	2,871,345	2,675,488
Diluted weighted average common shares outstanding (in Shares)	10,379,854	2,872,262	6,874,493	2,867,076	2,871,345	2,675,488
Licensing revenue
Total revenues				$ 50,000	$ 250,000
Contract revenue
Total revenues						$ 33,351
Grant revenue
Total revenues	$ 130,440	$ 166,140	$ 594,547	$ 532,843	$ 698,911	$ 790,917